Segment Financial Data (By Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating profit									$ 7,291	$ 9,593	$ 8,549
Total Assets	$ 87,484				$ 91,206				87,484	91,206
Assets excluding Assets Held for Sale					86,338					86,338	85,029
Capital Expenditures									1,652	1,594	1,569
Depreciation & Amortization									1,863	1,820	1,735
Major Customers, U.S. Government Sales									5,630	5,879	6,342
Net Sales	14,300	$ 13,788	$ 14,690	$ 13,320	14,980	$ 14,613	$ 14,868	$ 13,439	56,098	57,900	56,600
Major Customers, Airbus Sales									$ 7,624	7,757	6,171
Sikorsky [Member]
Segment Reporting Information [Line Items]
Disposal Date									Nov. 06, 2015
Major Customers, U.S. Government Sales									$ 3,100	3,800	3,600
UTC Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Operating profit									1,888	2,355	2,018
Total Assets	34,736				35,034				34,736	35,034	35,461
Capital Expenditures									537	533	510
Depreciation & Amortization									796	807	761
Major Customers, U.S. Government Sales									2,409	2,459	2,530
Net Sales									14,094	14,215	13,347
Total Segments [Member]
Segment Reporting Information [Line Items]
Operating profit									8,023	9,777	9,074
Total Assets	85,205				83,707				85,205	83,707	83,420
Capital Expenditures									1,573	1,540	1,515
Depreciation & Amortization									1,785	1,755	1,669
Net Sales									56,863	58,528	57,141
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit									(268)	304	(44)
Total Assets	2,279				2,631				2,279	2,631	1,609
Capital Expenditures									79	54	54
Depreciation & Amortization									78	65	66
Net Sales									(765)	(628)	(541)
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Operating profit									(464)	(488)	(481)
Net Sales									0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									276	294	253
Otis [Member]
Segment Reporting Information [Line Items]
Operating profit									2,338	2,640	2,590
Total Assets	8,846				9,313				8,846	9,313	9,354
Capital Expenditures									83	87	122
Depreciation & Amortization									176	209	209
Net Sales									11,980	12,982	12,484
UTC Climate, Controls and Security [Member]
Segment Reporting Information [Line Items]
Operating profit									2,936	2,782	2,590
Total Assets	21,287				21,217				21,287	21,217	21,543
Capital Expenditures									261	228	266
Depreciation & Amortization									337	349	380
Net Sales									16,707	16,823	16,809
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Operating profit									861	2,000	1,876
Total Assets	$ 20,336				$ 18,143				20,336	18,143	17,062
Capital Expenditures									692	692	617
Depreciation & Amortization									476	390	319
Major Customers, U.S. Government Sales									2,945	3,126	3,559
Net Sales									$ 14,082	$ 14,508	$ 14,501